Employee Benefit Plans - Estimated Benefit Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2022	$ 12,224
2023	12,806
2024	13,120
2025	13,679
2026	14,010
Thereafter	74,570
Non-US
Defined Benefit Plan Disclosure [Line Items]
2022	2,514
2023	2,616
2024	2,723
2025	2,835
2026	2,951
Thereafter	16,663
US
Defined Benefit Plan Disclosure [Line Items]
2022	9,710
2023	10,190
2024	10,397
2025	10,844
2026	11,059
Thereafter	57,907
Noble Finance Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	140,409
Noble Finance Company [Member] | Non-US
Defined Benefit Plan Disclosure [Line Items]
Total	30,302
Noble Finance Company [Member] | US
Defined Benefit Plan Disclosure [Line Items]
Total	$ 110,107